Research and Development	12 Months Ended
Dec. 31, 2010
Research and Development
9.         Research and Development

Investment tax credits earned as a result of qualifying research and development expenditures and government grants have been applied to reduce research and development expenses as follows:

	Year Ended December 31,	Year Ended December 31,	Cumulative From September 3, 1996 to December 31,
	2010	2009	2010
Research and development	$708	$2,113	$65,598
Investment tax credits	-	-	(1,632)
National Research Council grants	-	-	(197)
	$708	$2,113	$63,769